Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Personal (Detail) - Personal [member] - Retail loans [member] - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 111,188	$ 108,338
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	87,568	84,584
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,938	8,588
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,140	2,957
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	12,128	11,801
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	414	408
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	101,115	100,324
Stage one loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	84,858	82,904
Stage one loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,217	5,525
Stage one loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	672	592
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	11,368	11,303
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,659	7,606
Stage two loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,710	1,680
Stage two loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,721	3,063
Stage two loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,468	2,365
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	760	498
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	414	408
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 414	$ 408